SHARE-BASED COMPENSATION - SCHEDULE OF STOCK-BASED COMPENSATION EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount
Stock-based compensation expense	$ 11,311	$ 11,906
Research and Development Expense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount
Stock-based compensation expense	5,015	6,621
General and Administrative Expense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount
Stock-based compensation expense	$ 6,296	$ 5,285